Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Total revenue	$ 1,677,058	$ 1,626,392
Expenses
Expenses	520,452	471,989
Administrative expenses	59,490	56,802
Depreciation and amortization	314,123	284,304
Loss (gain) on foreign exchange	(2,108)	3,146
Costs and Expenses, Total	1,292,965	1,259,545
Operating income	384,093	366,847
Interest expense	(181,934)	(181,488)
Income from long-term investments	664,671	397,621
Other net losses (note 19)	(61,311)	(26,694)
Pension and other post-employment non-service costs (note 10)	(14,072)	(17,332)
Gain on derivative financial instruments (note 24(b)(iv))	964	16,113
Nonoperating Income (Expense)	408,318	188,220
Earnings before income taxes	792,411	555,067
Income tax expense (note 18)
Current	(4,888)	(16,431)
Deferred	(59,695)	(53,686)
Income tax expense	(64,583)	(70,117)
Net earnings	727,828	484,950
Non-controlling interests	67,286	62,416
Non-controlling interests held by related party (note 16(b))	(12,651)	(16,482)
Net Income (Loss) Attributable To Noncontrolling Interest, Net Of Related Party	54,635	45,934
Net earnings attributable to shareholders of Algonquin Power & Utilities Corp.	782,463	530,884
Series A and D Preferred shares dividend (note 15)	8,401	8,486
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp.	$ 774,062	$ 522,398
Basic net earnings per share (USD per share)	$ 1.38	$ 1.05
Diluted net earnings per share (USD per share)	$ 1.37	$ 1.04
Regulated electricity distribution
Revenue
Total revenue	$ 777,577	$ 784,396
Expenses
Expenses	227,509	247,417
Regulated gas distribution
Revenue
Total revenue	456,267	439,153
Expenses
Expenses	144,271	170,487
Regulated water reclamation and distribution
Revenue
Total revenue	154,995	130,488
Expenses
Expenses	12,583	8,142
Non-regulated energy sales
Revenue
Total revenue	255,955	246,601
Expenses
Expenses	16,645	17,258
Other revenue
Revenue
Total revenue	$ 32,264	$ 25,754